Financial instruments and risk management - Significant financial instruments measured at fair value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(Loss)/gain on financial instruments
Maximum investment percent	2.50%
- Derivative financial instrument | Level 1
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	R 0	R 0	R 0
- Derivative financial instrument | Level 2
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	4,145
- Derivative financial instrument | Level 3
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
- Gold hedge contracts | Level 1
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
- Gold hedge contracts | Level 2
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	68
- Gold hedge contracts | Level 3
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Environmental rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	4,477	4,111	3,578
Environmental rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	725	823	1,024
Environmental rehabilitation obligation funds | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Trade receivables - PGM concentrate sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Trade receivables - PGM concentrate sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	3,794	4,030	2,342
- Trade receivables - PGM concentrate sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	3,143	603	415
- Other investments | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	224	244	184
- Asset held for sale | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Asset held for sale | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	280	0	0
- Asset held for sale | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Palladium hedge contract | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
- Palladium hedge contract | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	286	0	0
- Palladium hedge contract | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 0	R 0	R 0